Acquisitions and disposals - Aggregate cash consideration of disposal of subsidiaries (Details) - EUR (€) € in Millions		12 Months Ended
	Jul. 31, 2019	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about business combination [line items]
Cash consideration received		€ 192	€ 2,140
Other disposals during the period		3	35
Net cash disposed		(1)	(13)
Cash consideration in respect of the disposal of subsidiaries, net of cash disposed		157	4,427
Vodafone New Zealand Limited
Disclosure of detailed information about business combination [line items]
Cash consideration received		(37)	2,023
Cash consideration in respect of the disposal of subsidiaries, net of cash disposed	€ 2,023
Vodafone Malta
Disclosure of detailed information about business combination [line items]
Cash consideration received		€ 0	€ 242